U.S.  SECURITIES  AND  EXCHANGE  COMMISSION
                           WASHINGTON,  D.C.  20549

                                 FORM  24f-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT  TO  RULE  24f-2

          1.   Name and address of issuer:   Gabelli Investor Funds, Inc.
                                             One Corporate Center
                                             Rye, NY  10580

          2.   Name of each series or class of funds for which this
               notice is filed:         The Gabelli ABC Fund

          3.   Investment Company Act File Number:  811-7326

               Securities Act File Number:  33-54016

          4. Last day of fiscal year for which this notice is filed: DECEMBER 31, 1995

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
               the issuer's 24f-2 declaration:  [      ]

          6. Date of termination of issuer's declaration under rule 24f-2(a)(1) if applicable (see instruction
               A.6):  NONE

          7. Number and amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

          8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
               NONE

          9. Number and aggregate sale price of securities sold during the fiscal year:

                                                    SHARES    SALE  PRICE

                    The Gabelli ABC Fund           276,536     $2,703,086

          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                    SHARES    SALE  PRICE

                    The Gabelli ABC Fund            276,536   $2,703,086

          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction
               B.7):

                                                  SHARES    SALE  PRICE

                    The Gabelli ABC Fund          181,381    $1,761,175

          12.  Calculation of registration fees:

                (i)  Aggregate sale price of
                     securities sold during the fiscal
                     year in reliance on 24f-2 (from
                     item 10):                               $2,703,086

                (ii) Aggregate price of shares issued
                     in connection with dividend
                     reinvestment plans (from item 11,
                     if applicable:                     +   1,761,175

                (iii)     Aggregate price of shares
                          redeemed or repurchased
                          during the fiscal year:       -   9,571,206

                (iv) Aggregate price of shares
                     redeemed or repurchased and
                     previously applied as a reduction
                     to filing fees pursuant to Rule
                     24e-2 (if applicable):             +           0

                (v)  Net aggregate price of securities
                     sold and issued during the fiscal
                     year in reliance on Rule 24f-2
                     [line (i), plus line (ii), less
                     line (iii), plus line (iv)] (if
                     applicable):                               (5,106,945)

                (vi) Multiplier prescribed by Section
                     6(b) of the Securities Act of
                     1933 or other applicable law or
                     regulation (see instruction C.6):          0.00034483

                (vii)     Fee due [line (i) or line
                          (v) multiplied by line
                          (vi)]:                                $0.00

          13.  Check box if fees are being remitted to the
               Commission's lockbox depository as described in
               section 3A of the Commission's Rules of Informal and
               Other Procedures (17CFR 202.3A).  [          ]

          Date for mailing or wire transfer of filing fees to the Commission's lockbox directory:

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

          By (Signature and Title)*               SIGNATURES

          Date:  February 28, 1996           /s/ Donald E. Brostrom
                                             Donald E. Brostrom
                                             Assistant Treasurer